UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07177
Name of Fund:
BlackRock Mid-Cap Value Series, Inc.
BlackRock Mid-Cap Value Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Mid-Cap Value Series, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Mid-Cap Value Fund

Institutional Shares | MARFX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.74%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 23.60%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.60%	8.09%	11.06%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Institutional Shares | MARFX
Annual Shareholder Report — April 30, 2026
MARFX-04/26-AR

BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$111	0.99%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 23.29%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.29%	7.82%	10.78%
Investor A Shares (with sales charge)	16.82	6.67	10.18
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Annual Shareholder Report — April 30, 2026
MDRFX-04/26-AR

BlackRock Mid-Cap Value Fund

Investor C Shares | MCRFX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$193	1.74%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 22.30%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.30%	7.01%	10.11%
Investor C Shares (with sales charge)	21.30	7.01	10.11
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor C Shares | MCRFX
Annual Shareholder Report — April 30, 2026
MCRFX-04/26-AR

BlackRock Mid-Cap Value Fund

Class K Shares | MJRFX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$77	0.69%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 23.65%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.65%	8.15%	11.11%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class K Shares | MJRFX
Annual Shareholder Report — April 30, 2026
MJRFX-04/26-AR

BlackRock Mid-Cap Value Fund

Class R Shares | MRRFX

Annual Shareholder Report — April 30, 2026

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$138	1.24%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class R Shares returned 23.03%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 30.42% and the Russell Midcap Value Index returned 29.76%.
What contributed to performance?
At the sector level, holdings in information technology led positive contributions to performance, particularly within the technology hardware, storage & peripherals industry, where Western Digital Corp. was a notable contributor. Holdings in industrials also contributed positively, led by exposure in the trading companies & distributors industry, with Wesco International, Inc., standing out as a key performer. Finally, exposure to the consumer discretionary sector, specifically in the automobiles sub-sector, proved beneficial, driven by the performance of General Motors Company.
What detracted from performance?
At the sector level, the sole detractor during the period was communication services, specifically exposure to the media industry, where WPP plc weighed on performance. While there were no other detractors at a sector level, certain security holdings within the health care equipment & supplies and software industries weighed on return, notably Baxter International Inc. and Workday, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2016 through April 30, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	23.03%	7.55%	10.49%
Russell 1000 Index	30.42	12.32	15.01
Russell Midcap Value Index	29.76	8.50	10.32
Key Fund statistics
Net Assets	$1,049,993,839
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$6,253,183
Portfolio Turnover Rate	75%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.9%
Information Technology	16.2%
Financials	13.1%
Health Care	11.0%
Utilities	6.9%
Materials	6.6%
Real Estate	6.3%
Consumer Discretionary	6.1%
Energy	5.5%
Consumer Staples	4.9%
Communication Services	2.0%
Short-Term Securities	6.3%
Liabilities in Excess of Other Assets	(2.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Western Digital Corp.	4.5%
First Citizens BancShares, Inc., Class A	2.6%
WESCO International, Inc.	2.6%
FedEx Corp.	2.4%
CVS Health Corp.	2.3%
Fidelity National Information Services, Inc.	2.1%
SS&C Technologies Holdings, Inc.	2.1%
PPG Industries, Inc.	2.0%
Tourmaline Oil Corp.	2.0%
Rentokil Initial PLC	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class R Shares | MRRFX
Annual Shareholder Report — April 30, 2026
MRRFX-04/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees		(c) Tax Fees		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Mid-Cap Value Fund	$31,518	$31,365	$0	$0	$15,300	$15,300	$596	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Mid-Cap Value Fund	$15,896	$15,707

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

April 30, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Mid-Cap Value Series, Inc.
• BlackRock Mid-Cap Value Fund
BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
April 30, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	25,788	$ 8,266,343
Textron, Inc.	80,879	7,761,149
		16,027,492
Air Freight & Logistics — 2.4%
FedEx Corp.	62,822	25,336,741
Automobile Components — 1.9%
Aptiv PLC(a)	129,559	7,807,225
Lear Corp.	87,030	11,064,124
Versigent PLC(a)	43,186	1,510,215
		20,381,564
Banks — 3.4%
Citizens Financial Group, Inc.	116,562	7,582,358
First Citizens BancShares, Inc., Class A(a)(b)	13,889	27,553,276
		35,135,634
Beverages — 1.1%
Keurig Dr. Pepper, Inc.	407,499	11,980,471
Biotechnology(a) — 1.4%
Moderna, Inc.	197,143	9,056,749
Neurocrine Biosciences, Inc.	42,200	5,556,474
		14,613,223
Building Products — 1.6%
Fortune Brands Innovations, Inc.	323,534	13,116,068
Gibraltar Industries, Inc.(a)	103,697	4,047,294
		17,163,362
Capital Markets — 2.7%
Carlyle Group, Inc.	203,902	10,209,373
Charles Schwab Corp.	110,902	10,163,059
Onex Corp.	97,303	8,198,424
		28,570,856
Chemicals — 2.0%
PPG Industries, Inc.	195,437	21,204,915
Commercial Services & Supplies — 1.9%
Rentokil Initial PLC	3,017,923	20,346,099
Communications Equipment — 1.7%
Nokia OYJ, ADR	1,393,385	17,988,600
Consumer Finance — 0.7%
SLM Corp.	323,119	7,457,587
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	101,018	11,705,966
Containers & Packaging — 3.0%
Crown Holdings, Inc.	178,519	17,550,203
Sonoco Products Co.	277,709	13,874,342
		31,424,545
Electric Utilities — 4.1%
Alliant Energy Corp.	112,139	8,234,367
American Electric Power Co., Inc.	83,440	11,440,458
Evergy, Inc.	147,993	12,259,740
Exelon Corp.	232,644	10,699,298
		42,633,863
Electrical Equipment — 0.6%
Sensata Technologies Holding PLC	148,113	6,167,425
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.6%
Avnet, Inc.	130,290	$ 10,750,228
CDW Corp./DE	123,035	16,844,722
Ralliant Corp.	227,457	10,335,646
		37,930,596
Entertainment — 0.9%
Universal Music Group NV	448,485	9,403,651
Financial Services — 3.8%
Cannae Holdings, Inc.	225,720	3,049,477
Fidelity National Information Services, Inc.	483,496	22,497,069
Global Payments, Inc.	131,809	9,484,976
UWM Holdings Corp., Class A	1,304,952	4,619,530
		39,651,052
Food Products — 0.5%
Kraft Heinz Co.	210,223	4,763,653
Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	145,452	9,439,835
Lyft, Inc., Class A(a)	208,281	2,947,176
		12,387,011
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	1,064,891	18,720,784
Becton Dickinson & Co.	41,188	6,138,659
		24,859,443
Health Care Providers & Services — 4.9%
Cardinal Health, Inc.	103,205	19,906,180
CVS Health Corp.	285,504	23,779,628
Humana, Inc.	34,679	8,199,503
		51,885,311
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc.	734,823	13,741,190
Hotels, Restaurants & Leisure — 0.5%
Restaurant Brands International, Inc.	67,274	5,427,666
Household Durables — 0.8%
M/I Homes, Inc.(a)	60,757	7,988,938
Industrial REITs — 2.8%
Rexford Industrial Realty, Inc.	505,180	18,130,910
STAG Industrial, Inc.	292,571	11,287,389
		29,418,299
Insurance — 2.5%
American International Group, Inc.	64,775	4,845,170
Arthur J Gallagher & Co.	29,698	6,129,667
Assurant, Inc.	26,740	6,317,860
Fidelity National Financial, Inc., Class A	172,505	9,022,012
		26,314,709
Interactive Media & Services — 1.0%
Autohome, Inc., ADR	196,586	3,662,397
Yelp, Inc.(a)(b)	249,663	6,890,699
		10,553,096
IT Services — 0.8%
GDS Holdings Ltd., ADR(a)(b)	192,569	8,141,817
Leisure Products — 1.2%
Hasbro, Inc.	129,519	12,413,101
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services(a) — 1.4%
Avantor, Inc.	1,357,700	$ 10,997,370
ICON PLC	28,157	3,331,818
		14,329,188
Machinery — 2.6%
Fortive Corp.	188,547	11,273,225
Middleby Corp.(a)(b)	74,685	10,482,786
Stanley Black & Decker, Inc.	64,735	5,059,688
		26,815,699
Media — 0.1%
WPP PLC	289,114	1,046,757
Metals & Mining — 1.6%
Barrick Mining Corp.	117,646	4,628,194
Teck Resources Ltd., Class B	203,718	11,892,986
		16,521,180
Multi-Utilities — 2.8%
Dominion Energy, Inc.	277,960	17,928,420
DTE Energy Co.	78,529	11,912,064
		29,840,484
Oil, Gas & Consumable Fuels — 5.5%
BP PLC, ADR	420,390	19,918,078
Enterprise Products Partners LP	461,716	17,868,409
Tourmaline Oil Corp.	421,300	20,408,246
		58,194,733
Pharmaceuticals — 0.4%
Bayer AG, Registered Shares	96,984	4,348,539
Professional Services — 3.4%
Concentrix Corp.	86,192	2,053,093
Maximus, Inc.	69,326	4,549,172
SS&C Technologies Holdings, Inc.	319,692	22,154,656
TransUnion	103,237	7,329,827
		36,086,748
Residential REITs — 1.3%
AvalonBay Communities, Inc.	74,446	13,623,618
Semiconductors & Semiconductor Equipment — 1.4%
ON Semiconductor Corp.(a)	141,235	14,237,900
Software(a) — 1.9%
Nice Ltd., ADR(b)	110,464	11,269,537
Workday, Inc., Class A	72,669	8,894,686
		20,164,223
Specialized REITs — 0.9%
Crown Castle, Inc.	102,595	9,108,384
Specialty Retail — 1.0%
Bath & Body Works, Inc.	308,912	6,005,249
CarMax, Inc.(a)	121,373	4,771,173
		10,776,422
Technology Hardware, Storage & Peripherals — 6.9%
Hewlett Packard Enterprise Co.	670,649	19,294,572
HP, Inc.	258,964	5,401,989
Western Digital Corp.	108,882	47,311,406
		72,007,967
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Swatch Group AG, Class BR	32,296	$ 7,496,821
Tobacco — 0.9%
British American Tobacco PLC, ADR	162,797	9,572,464
Trading Companies & Distributors — 2.6%
WESCO International, Inc.	77,809	27,164,678
Total Common Stocks — 94.7% (Cost: $843,836,982)		994,353,681
Investment Companies
Equity Funds — 0.5%
State Street SPDR S&P Biotech ETF(a)(b)	40,869	5,367,326
Total Investment Companies — 0.5% (Cost: $3,253,363)		5,367,326
Preferred Securities
Preferred Stocks — 1.3%
Household Products — 1.3%
Henkel AG & Co. KGaA	178,165	12,964,707
		12,964,707
Total Preferred Securities — 1.3% (Cost: $14,668,112)		12,964,707
Total Long-Term Investments — 96.5% (Cost: $861,758,457)		1,012,685,714
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	30,986,204	30,995,500
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(c)(d)	35,191,493	35,191,493
Total Short-Term Securities — 6.3% (Cost: $66,185,851)		66,186,993
Total Investments — 102.8% (Cost: $927,944,308)		1,078,872,707
Liabilities in Excess of Other Assets — (2.8)%		(28,878,868)
Net Assets — 100.0%		$ 1,049,993,839

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2026
BlackRock Mid-Cap Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 15,425,628	$ 15,580,846 (a)	$ —	$ (11,898)	$ 924	$ 30,995,500	30,986,204	$ 180,475 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	24,964,350	10,227,143 (a)	—	—	—	35,191,493	35,191,493	1,401,467	—
				$ (11,898)	$ 924	$ 66,186,993		$ 1,581,942	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 16,027,492	$ —	$ —	$ 16,027,492
Air Freight & Logistics	25,336,741	—	—	25,336,741
Automobile Components	20,381,564	—	—	20,381,564
Banks	35,135,634	—	—	35,135,634
Beverages	11,980,471	—	—	11,980,471
Biotechnology	14,613,223	—	—	14,613,223
Building Products	17,163,362	—	—	17,163,362
Capital Markets	28,570,856	—	—	28,570,856
Chemicals	21,204,915	—	—	21,204,915
Commercial Services & Supplies	—	20,346,099	—	20,346,099
Communications Equipment	17,988,600	—	—	17,988,600
Consumer Finance	7,457,587	—	—	7,457,587
Consumer Staples Distribution & Retail	11,705,966	—	—	11,705,966
Containers & Packaging	31,424,545	—	—	31,424,545
Electric Utilities	42,633,863	—	—	42,633,863
Electrical Equipment	6,167,425	—	—	6,167,425
Electronic Equipment, Instruments & Components	37,930,596	—	—	37,930,596
Entertainment	—	9,403,651	—	9,403,651
Financial Services	39,651,052	—	—	39,651,052
Food Products	4,763,653	—	—	4,763,653
Ground Transportation	12,387,011	—	—	12,387,011
Health Care Equipment & Supplies	24,859,443	—	—	24,859,443
Health Care Providers & Services	51,885,311	—	—	51,885,311
Health Care REITs	13,741,190	—	—	13,741,190
Hotels, Restaurants & Leisure	5,427,666	—	—	5,427,666
Household Durables	7,988,938	—	—	7,988,938
Industrial REITs	29,418,299	—	—	29,418,299
Insurance	26,314,709	—	—	26,314,709
Interactive Media & Services	10,553,096	—	—	10,553,096
IT Services	8,141,817	—	—	8,141,817
Leisure Products	12,413,101	—	—	12,413,101
Life Sciences Tools & Services	14,329,188	—	—	14,329,188
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Machinery	$ 26,815,699	$ —	$ —	$ 26,815,699
Media	—	1,046,757	—	1,046,757
Metals & Mining	16,521,180	—	—	16,521,180
Multi-Utilities	29,840,484	—	—	29,840,484
Oil, Gas & Consumable Fuels	58,194,733	—	—	58,194,733
Pharmaceuticals	—	4,348,539	—	4,348,539
Professional Services	36,086,748	—	—	36,086,748
Residential REITs	13,623,618	—	—	13,623,618
Semiconductors & Semiconductor Equipment	14,237,900	—	—	14,237,900
Software	20,164,223	—	—	20,164,223
Specialized REITs	9,108,384	—	—	9,108,384
Specialty Retail	10,776,422	—	—	10,776,422
Technology Hardware, Storage & Peripherals	72,007,967	—	—	72,007,967
Textiles, Apparel & Luxury Goods	—	7,496,821	—	7,496,821
Tobacco	9,572,464	—	—	9,572,464
Trading Companies & Distributors	27,164,678	—	—	27,164,678
Investment Companies	5,367,326	—	—	5,367,326
Preferred Securities
Preferred Stocks	—	12,964,707	—	12,964,707
Short-Term Securities
Money Market Funds	66,186,993	—	—	66,186,993
	$1,023,266,133	$55,606,574	$—	$1,078,872,707
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
April 30, 2026
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 12.4%
Air Liquide SA	7,362	$ 1,583,862
CF Industries Holdings, Inc.	11,617	1,442,831
Corteva, Inc.	94,382	7,645,886
Linde PLC	5,088	2,549,800
Novonesis Novozymes B, Class B	52,084	3,200,340
Nutrien Ltd.	128,166	9,740,616
		26,163,335
Construction Materials — 3.9%
Cemex SAB de CV, ADR	224,092	2,756,332
CRH PLC	26,629	3,153,406
Martin Marietta Materials, Inc.	3,544	2,193,984
		8,103,722
Containers & Packaging — 4.4%
Packaging Corp. of America	26,769	5,713,843
Smurfit WestRock PLC	94,577	3,630,811
		9,344,654
Energy Equipment & Services — 3.1%
Subsea 7 SA	87,567	3,154,494
TechnipFMC PLC	44,924	3,394,906
		6,549,400
Food Products — 2.8%
Bunge Global SA	46,683	5,932,009
Machinery — 1.4%
Deere & Co.	5,064	2,987,102
Metals & Mining — 32.7%
Anglo American PLC	166,319	8,230,283
Anglogold Ashanti PLC	29,018	2,719,857
ArcelorMittal SA, ADR, Registered Shares	47,261	2,703,802
Barrick Mining Corp.	175,021	6,885,326
Freeport-McMoRan, Inc.	18,849	1,089,095
Glencore PLC	1,365,143	10,609,659
Newmont Corp.	18,881	2,097,490
Norsk Hydro ASA	229,656	2,534,602
Polyus PJSC(a)(b)	230,640	3
Rio Tinto PLC	59,215	5,965,112
Royal Gold, Inc.	25,096	5,856,904
Vale SA, ADR	424,757	6,949,025
Valterra Platinum Ltd.	20,143	1,622,377
Security	Shares	Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.	69,992	$ 8,851,188
Zijin Mining Group Co. Ltd., Class H	606,000	2,814,263
		68,928,986
Oil, Gas & Consumable Fuels — 36.2%
Cameco Corp.	22,608	2,781,688
Chevron Corp.	63,648	12,303,795
ConocoPhillips	45,700	5,748,146
Exxon Mobil Corp.	109,990	16,974,757
Gazprom PJSC(a)(b)	1,253,804	167
Permian Resources Corp., Class A	101,385	2,191,944
Shell PLC	420,290	19,109,229
Suncor Energy, Inc.	139,192	9,538,036
TotalEnergies SE	32,622	3,032,983
Valero Energy Corp.	9,342	2,359,602
Williams Cos., Inc.	31,449	2,399,873
		76,440,220
Paper & Forest Products — 1.8%
Mondi PLC	165,100	1,705,716
UPM-Kymmene OYJ	69,674	2,087,630
		3,793,346
Total Long-Term Investments — 98.7% (Cost: $155,283,069)		208,242,774
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(c)(d)	2,918,649	2,918,649
Total Short-Term Securities — 1.4% (Cost: $2,918,649)		2,918,649
Total Investments — 100.1% (Cost: $158,201,718)		211,161,423
Liabilities in Excess of Other Assets — (0.1)%		(192,575)
Net Assets — 100.0%		$ 210,968,848

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 986,502	$ —	$ (986,657)(b)	$ 254	$ (99)	$ —	—	$ 5,535 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,304,203	—	(385,554)(b)	—	—	2,918,649	2,918,649	154,019	—
				$ 254	$ (99)	$ 2,918,649		$ 159,554	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
April 30, 2026
BlackRock Natural Resources Trust

(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 21,379,133	$ 4,784,202	$ —	$ 26,163,335
Construction Materials	8,103,722	—	—	8,103,722
Containers & Packaging	9,344,654	—	—	9,344,654
Energy Equipment & Services	3,394,906	3,154,494	—	6,549,400
Food Products	5,932,009	—	—	5,932,009
Machinery	2,987,102	—	—	2,987,102
Metals & Mining	39,687,289	29,241,694	3	68,928,986
Oil, Gas & Consumable Fuels	54,297,841	22,142,212	167	76,440,220
Paper & Forest Products	—	3,793,346	—	3,793,346
Short-Term Securities
Money Market Funds	2,918,649	—	—	2,918,649
	$148,045,305	$63,115,948	$170	$211,161,423
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
April 30, 2026

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,012,685,714	$ 208,242,774
Investments, at value — affiliated(c)	66,186,993	2,918,649
Foreign currency, at value(d)	384,687	—
Receivables:
Investments sold	1,222,046	—
Securities lending income — affiliated	13,646	383
Capital shares sold	1,904,781	134,560
Dividends — unaffiliated	1,319,481	76,728
Dividends — affiliated	103,638	11,773
Prepaid expenses	103,596	38,967
Total assets	1,083,924,582	211,423,834
LIABILITIES
Bank overdraft	260	1,415
Collateral on securities loaned	31,005,839	—
Payables:
Investments purchased	4,331	—
Accounting services fees	34,967	9,843
Capital shares redeemed	2,024,132	77,313
Custodian fees	4,715	1,689
Investment advisory fees	516,784	104,135
IRS compliance fee for foreign withholding tax claims	—	95,708
Directors’ and Officer’s fees	1,807	1,584
Other accrued expenses	19,063	12,534
Professional fees	55,800	57,975
Service and distribution fees	87,099	25,173
Transfer agent fees	175,946	67,617
Total liabilities	33,930,743	454,986
Commitments and contingent liabilities
NET ASSETS	$ 1,049,993,839	$ 210,968,848
NET ASSETS CONSIST OF
Paid-in capital	$ 894,891,310	$ 144,536,312
Accumulated earnings	155,102,529	66,432,536
NET ASSETS	$ 1,049,993,839	$ 210,968,848
(a) Investments, at cost—unaffiliated	$861,758,457	$155,283,069
(b) Securities loaned, at value	$30,612,807	$—
(c) Investments, at cost—affiliated	$66,185,851	$2,918,649
(d) Foreign currency, at cost	$382,722	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
April 30, 2026

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
NET ASSET VALUE
Institutional
Net assets	$ 548,598,445	$ 106,049,515
Shares outstanding	22,771,597	2,602,677
Net asset value	$ 24.09	$ 40.75
Shares authorized	2 billion	Unlimited
Par value	$0.10	$0.10
Investor A
Net assets	$ 300,846,985	$ 98,208,544
Shares outstanding	13,553,773	2,647,588
Net asset value	$ 22.20	$ 37.09
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Investor C
Net assets	$ 17,726,160	$ 6,710,789
Shares outstanding	1,248,837	311,717
Net asset value	$ 14.19	$ 21.53
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Class K
Net assets	$ 149,313,069	N/A
Shares outstanding	6,196,282	N/A
Net asset value	$ 24.10	N/A
Shares authorized	2 billion	N/A
Par value	$0.10	N/A
Class R
Net assets	$ 33,509,180	N/A
Shares outstanding	1,973,831	N/A
Net asset value	$ 16.98	N/A
Shares authorized	40 million	N/A
Par value	$0.10	N/A
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended April 30, 2026

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
INVESTMENT INCOME
Dividends — unaffiliated	$21,506,185	$4,333,640
Dividends — affiliated	1,401,467	154,019
Securities lending income — affiliated — net	180,475	5,535
Foreign taxes withheld	(337,902)	(233,496)
Foreign withholding tax claims	25,124	170,642
IRS compliance fee for foreign withholding tax claims	—	(5,843)
Total investment income	22,775,349	4,424,497
EXPENSES
Investment advisory	6,381,164	992,384
Transfer agent — class specific	1,220,417	240,050
Service and distribution — class specific	1,046,657	269,626
Professional	167,494	127,265
Accounting services	138,477	38,486
Registration	104,711	54,268
Printing and postage	33,193	22,791
Custodian	27,810	9,937
Directors and Officer	14,755	8,946
Miscellaneous	41,151	16,006
Total expenses excluding interest expense	9,175,829	1,779,759
Interest expense — unaffiliated	328	262
Total expenses	9,176,157	1,780,021
Less:
Fees waived and/or reimbursed by the Manager	(127,981)	(3,047)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(790,464)	—
Total expenses after fees waived and/or reimbursed	8,257,712	1,776,974
Net investment income	14,517,637	2,647,523
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	94,201,175	18,735,263
Investments — affiliated	(11,898)	254
Foreign currency transactions	(6,957)	7,384
	94,182,320	18,742,901
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	93,882,524	43,800,918
Investments — affiliated	924	(99)
Foreign currency translations	10,273	1,414
	93,893,721	43,802,233
Net realized and unrealized gain	188,076,041	62,545,134
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$202,593,678	$65,192,657
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Mid-Cap Value Fund		BlackRock Natural Resources Trust
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/26	Year Ended 04/30/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$14,517,637	$15,178,098	$2,647,523	$3,744,911
Net realized gain	94,182,320	76,280,608	18,742,901	17,310,195
Net change in unrealized appreciation (depreciation)	93,893,721	(53,113,000)	43,802,233	(26,383,660)
Net increase (decrease) in net assets resulting from operations	202,593,678	38,345,706	65,192,657	(5,328,554)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(56,361,992)	(54,992,472)	(5,788,159)	(4,039,089)
Investor A	(31,723,453)	(28,885,459)	(7,266,769)	(4,471,790)
Investor C	(2,916,229)	(2,768,236)	(906,647)	(597,969)
Class K	(12,504,618)	(10,210,555)	—	—
Class R	(4,200,164)	(3,744,001)	—	—
Decrease in net assets resulting from distributions to shareholders	(107,706,456)	(100,600,723)	(13,961,575)	(9,108,848)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	73,270,357	(156,903,517)	19,474,231	(35,486,294)
NET ASSETS
Total increase (decrease) in net assets	168,157,579	(219,158,534)	70,705,313	(49,923,696)
Beginning of year	881,836,260	1,100,994,794	140,263,535	190,187,231
End of year	$1,049,993,839	$881,836,260	$210,968,848	$140,263,535

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$21.75	$23.18	$21.61	$22.45	$24.28
Net investment income(a)	0.37	0.37	0.38	0.32	0.27
Net realized and unrealized gain (loss)	4.55	0.45	2.02	(0.23)	0.42
Net increase from investment operations	4.92	0.82	2.40	0.09	0.69
Distributions(b)
From net investment income	(0.45)	(0.44)	(0.38)	(0.22)	(0.22)
From net realized gain	(2.13)	(1.81)	(0.45)	(0.71)	(2.30)
Total distributions	(2.58)	(2.25)	(0.83)	(0.93)	(2.52)
Net asset value, end of year	$24.09	$21.75	$23.18	$21.61	$22.45
Total Return(c)
Based on net asset value	23.60%	3.02%	11.40%	0.82%	3.19%
Ratios to Average Net Assets(d)
Total expenses	0.84%	0.83%	0.82%	0.82%	0.84%
Total expenses after fees waived and/or reimbursed	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income	1.58%	1.58%	1.73%	1.53%	1.14%
Supplemental Data
Net assets, end of year (000)	$548,598	$471,843	$653,046	$795,962	$415,032
Portfolio turnover rate	75%	62%	62%	91%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$20.22	$21.69	$20.28	$21.12	$23.00
Net investment income(a)	0.29	0.29	0.30	0.25	0.20
Net realized and unrealized gain (loss)	4.22	0.43	1.89	(0.21)	0.39
Net increase from investment operations	4.51	0.72	2.19	0.04	0.59
Distributions(b)
From net investment income	(0.40)	(0.38)	(0.33)	(0.17)	(0.17)
From net realized gain	(2.13)	(1.81)	(0.45)	(0.71)	(2.30)
Total distributions	(2.53)	(2.19)	(0.78)	(0.88)	(2.47)
Net asset value, end of year	$22.20	$20.22	$21.69	$20.28	$21.12
Total Return(c)
Based on net asset value	23.29%	2.79%	11.09%	0.61%	2.89%
Ratios to Average Net Assets(d)
Total expenses	1.08%	1.08%	1.09%	1.09%	1.14%
Total expenses after fees waived and/or reimbursed	0.99%	0.99%	0.99%	0.99%	1.00%
Net investment income	1.33%	1.32%	1.48%	1.27%	0.89%
Supplemental Data
Net assets, end of year (000)	$300,847	$259,695	$292,156	$280,978	$258,059
Portfolio turnover rate	75%	62%	62%	91%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor C
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$13.74	$15.40	$14.64	$15.54	$17.60
Net investment income(a)	0.09	0.09	0.11	0.08	0.02
Net realized and unrealized gain (loss)	2.79	0.34	1.34	(0.18)	0.30
Net increase (decrease) from investment operations	2.88	0.43	1.45	(0.10)	0.32
Distributions(b)
From net investment income	(0.30)	(0.28)	(0.24)	(0.09)	(0.08)
From net realized gain	(2.13)	(1.81)	(0.45)	(0.71)	(2.30)
Total distributions	(2.43)	(2.09)	(0.69)	(0.80)	(2.38)
Net asset value, end of year	$14.19	$13.74	$15.40	$14.64	$15.54
Total Return(c)
Based on net asset value	22.30%	2.01%	10.29%	(0.15)%	2.14%
Ratios to Average Net Assets(d)
Total expenses	1.90%	1.91%	1.88%	1.92%	1.94%
Total expenses after fees waived and/or reimbursed	1.74%	1.74%	1.74%	1.74%	1.75%
Net investment income	0.59%	0.57%	0.72%	0.53%	0.14%
Supplemental Data
Net assets, end of year (000)	$17,726	$18,076	$21,116	$18,627	$16,315
Portfolio turnover rate	75%	62%	62%	91%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class K
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$21.76	$23.18	$21.62	$22.45	$24.29
Net investment income(a)	0.38	0.38	0.39	0.33	0.27
Net realized and unrealized gain (loss)	4.55	0.46	2.01	(0.22)	0.43
Net increase from investment operations	4.93	0.84	2.40	0.11	0.70
Distributions(b)
From net investment income	(0.46)	(0.45)	(0.39)	(0.23)	(0.24)
From net realized gain	(2.13)	(1.81)	(0.45)	(0.71)	(2.30)
Total distributions	(2.59)	(2.26)	(0.84)	(0.94)	(2.54)
Net asset value, end of year	$24.10	$21.76	$23.18	$21.62	$22.45
Total Return(c)
Based on net asset value	23.65%	3.12%	11.41%	0.90%	3.21%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.71%	0.72%	0.72%	0.74%
Total expenses after fees waived and/or reimbursed	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income	1.61%	1.62%	1.76%	1.58%	1.15%
Supplemental Data
Net assets, end of year (000)	$149,313	$103,072	$104,479	$85,998	$57,937
Portfolio turnover rate	75%	62%	62%	91%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class R
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$15.99	$17.59	$16.60	$17.47	$19.46
Net investment income(a)	0.18	0.19	0.21	0.17	0.12
Net realized and unrealized gain (loss)	3.31	0.37	1.53	(0.20)	0.32
Net increase (decrease) from investment operations	3.49	0.56	1.74	(0.03)	0.44
Distributions(b)
From net investment income	(0.37)	(0.35)	(0.30)	(0.13)	(0.13)
From net realized gain	(2.13)	(1.81)	(0.45)	(0.71)	(2.30)
Total distributions	(2.50)	(2.16)	(0.75)	(0.84)	(2.43)
Net asset value, end of year	$16.98	$15.99	$17.59	$16.60	$17.47
Total Return(c)
Based on net asset value	23.03%	2.51%	10.84%	0.34%	2.64%
Ratios to Average Net Assets(d)
Total expenses	1.41%	1.43%	1.42%	1.44%	1.43%
Total expenses after fees waived and/or reimbursed	1.24%	1.24%	1.24%	1.24%	1.25%
Net investment income	1.08%	1.07%	1.22%	1.03%	0.66%
Supplemental Data
Net assets, end of year (000)	$33,509	$29,151	$30,197	$26,968	$27,686
Portfolio turnover rate	75%	62%	62%	91%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust
	Institutional
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$29.75	$32.46	$33.33	$36.90	$30.10
Net investment income(a)	0.61	0.76	0.97	0.90	1.00
Net realized and unrealized gain (loss)	13.30	(1.75)	(0.53)	(0.84)	7.06
Net increase (decrease) from investment operations	13.91	(0.99)	0.44	0.06	8.06
Distributions(b)
From net investment income	(0.71)	(0.96)	(0.92)	(0.88)	(1.23)
From net realized gain	(2.20)	(0.76)	(0.39)	(2.75)	(0.03)
Total distributions	(2.91)	(1.72)	(1.31)	(3.63)	(1.26)
Net asset value, end of year	$40.75	$29.75	$32.46	$33.33	$36.90
Total Return(c)
Based on net asset value	49.82%	(3.23)%	1.55%	2.22%	27.57%
Ratios to Average Net Assets(d)
Total expenses	0.92%	0.91%	0.90%	0.83%	0.87%
Total expenses after fees waived and/or reimbursed	0.91%	0.91%	0.90%	0.83%	0.87%
Net investment income	1.74%	2.41%	3.07%	2.70%	2.99%
Supplemental Data
Net assets, end of year (000)	$106,050	$62,775	$91,679	$168,185	$151,834
Portfolio turnover rate	90%	79%	58%	75%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor A
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$27.31	$29.95	$30.86	$34.47	$28.19
Net investment income(a)	0.48	0.63	0.79	0.74	0.85
Net realized and unrealized gain (loss)	12.14	(1.62)	(0.46)	(0.81)	6.60
Net increase (decrease) from investment operations	12.62	(0.99)	0.33	(0.07)	7.45
Distributions(b)
From net investment income	(0.64)	(0.89)	(0.85)	(0.79)	(1.14)
From net realized gain	(2.20)	(0.76)	(0.39)	(2.75)	(0.03)
Total distributions	(2.84)	(1.65)	(1.24)	(3.54)	(1.17)
Net asset value, end of year	$37.09	$27.31	$29.95	$30.86	$34.47
Total Return(c)
Based on net asset value	49.47%	(3.50)%	1.28%	1.96%	27.21%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.16%	1.17%	1.12%	1.17%
Total expenses after fees waived and/or reimbursed	1.16%	1.16%	1.17%	1.12%	1.17%
Net investment income	1.53%	2.15%	2.72%	2.41%	2.76%
Supplemental Data
Net assets, end of year (000)	$98,209	$71,271	$90,335	$108,686	$107,589
Portfolio turnover rate	90%	79%	58%	75%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor C
	Year Ended 04/30/26	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22

Net asset value, beginning of year	$16.92	$19.22	$20.27	$24.14	$20.12
Net investment income(a)	0.17	0.26	0.39	0.34	0.44
Net realized and unrealized gain (loss)	7.18	(1.01)	(0.32)	(0.77)	4.64
Net increase (decrease) from investment operations	7.35	(0.75)	0.07	(0.43)	5.08
Distributions(b)
From net investment income	(0.54)	(0.79)	(0.73)	(0.69)	(1.03)
From net realized gain	(2.20)	(0.76)	(0.39)	(2.75)	(0.03)
Total distributions	(2.74)	(1.55)	(1.12)	(3.44)	(1.06)
Net asset value, end of year	$21.53	$16.92	$19.22	$20.27	$24.14
Total Return(c)
Based on net asset value	48.46%	(4.22)%	0.63%	1.16%	26.25%
Ratios to Average Net Assets(d)
Total expenses	1.88%	1.88%	1.89%	1.86%	1.92%
Total expenses after fees waived and/or reimbursed	1.88%	1.88%	1.89%	1.86%	1.92%
Net investment income	0.89%	1.44%	2.05%	1.67%	1.99%
Supplemental Data
Net assets, end of year (000)	$6,711	$6,217	$8,174	$12,266	$12,955
Portfolio turnover rate	90%	79%	58%	75%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
Each of BlackRock Mid-Cap Value Series, Inc. (the “Corporation”) and BlackRock Natural Resources Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation and BlackRock Natural Resources Trust is organized as a Massachusetts business trust. BlackRock Mid-Cap Value Fund is a series of the Corporation.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Mid-Cap Value Fund	Mid-Cap Value	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Corporation and the Board of Trustees of Natural Resources are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by BlackRock Natural Resources Trust declared dividends during the period.  However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Mid-Cap Value
BofA Securities, Inc.	$ 2,244,440	$ (2,244,440)	$ —	$ —
Citigroup Global Markets, Inc.	451,847	(451,847)	—	—
Goldman Sachs & Co. LLC	785,554	(785,554)	—	—
J.P. Morgan Securities LLC	10,465,602	(10,465,602)	—	—
Morgan Stanley	7,969,076	(7,969,076)	—	—
National Financial Services LLC	8,696,288	(8,696,288)	—	—
	$ 30,612,807	$ (30,612,807)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Natural Resources and the Corporation, on behalf of Mid-Cap Value, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Mid-Cap Value	Natural Resources
First $1 billion	0.65%	0.60%
$1 billion — $3 billion	0.61	0.56
$3 billion — $5 billion	0.59	0.54
$5 billion — $10 billion	0.57	0.52
Greater than $10 billion	0.55	0.51

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Natural Resources for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  Each Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each  Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Mid-Cap Value		Natural Resources
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Mid-Cap Value	$ 709,748	$ 183,241	$ 153,668	$ 1,046,657
Natural Resources	207,526	62,100	—	269,626
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 1,254	$ 6,919	$ 2,268	$ 743	$ 391	$ 11,575
Natural Resources	1,165	3,695	719	—	—	5,579
For the year ended April 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 740,486	$ 366,316	$ 36,251	$ 13,719	$ 63,645	$ 1,220,417
Natural Resources	113,671	119,398	6,981	—	—	240,050
Other Fees:  For the year ended April 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Mid-Cap Value	$ 11,594
Natural Resources	3,643
For the year ended April 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Mid-Cap Value	$ 9,982	$ 1,044
Natural Resources	—	3,031
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or Natural Resources Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Value	$ 27,252
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Manager
Natural Resources	$ 3,047
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Mid-Cap Value, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Mid-Cap Value	0.74%	0.99%	1.74%	0.69%	1.24%
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Mid-Cap Value.  For the year ended April 30, 2026, the Manager waived and/or reimbursed investment advisory fees of $100,729 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, in the Statements of Operations. For the year ended April 30, 2026, class specific expense waivers and/or reimbursements were as follows:
Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 477,011	$ 224,366	$ 27,090	$ 13,718	$ 48,279	$ 790,464
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, Mid-Cap Value retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, Mid-Cap Value, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
Pursuant to the securities lending agreement effective as of January 1, 2026, Natural Resources retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, Natural Resources, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Value	$ 42,059
Natural Resources	1,163
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the year ended April 30, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Value	$ 702,429,724	$ 732,394,574
Natural Resources	155,583,470	146,158,749
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Mid-Cap Value	$ 6,045,276	$ (6,045,276)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/26	Year Ended 04/30/25
Mid-Cap Value
Ordinary income	$ 42,220,148	$ 37,207,204
Long-term capital gains	65,486,308	63,393,519
	$ 107,706,456	$ 100,600,723
Natural Resources
Ordinary income	$ 5,956,063	$ 5,040,946
Long-term capital gains	8,005,512	4,067,902
	$ 13,961,575	$ 9,108,848
As of April 30, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Qualified Late-Year Capital Losses(b)	Total
Mid-Cap Value	$ 2,717,094	$ 10,824,215	$ 142,431,640	$ (870,420)	$ 155,102,529
Natural Resources	4,592,560	10,388,697	51,451,279	—	66,432,536

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.

(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Value	$ 930,870,621	$ 218,747,164	$ (70,745,078)	$ 148,002,086
Natural Resources	159,712,337	63,143,300	(11,694,214)	51,449,086
8.
  BANK BORROWINGS
Natural Resources and the Corporation, on behalf of Mid-Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Value
Institutional
Shares sold	6,209,184	$ 146,462,904	4,703,250	$ 109,970,886
Shares issued in reinvestment of distributions	2,173,509	49,303,371	1,968,204	46,207,088
Shares redeemed	(7,302,587)	(172,092,990)	(13,158,012)	(306,852,961)
	1,080,106	$ 23,673,285	(6,486,558)	$ (150,674,987)
Investor A
Shares sold and automatic conversion of shares	1,951,259	$ 42,618,163	1,304,382	$ 28,273,225
Shares issued in reinvestment of distributions	1,473,624	30,866,349	1,276,618	27,920,861
Shares redeemed	(2,714,966)	(59,066,066)	(3,207,201)	(68,974,339)
	709,917	$ 14,418,446	(626,201)	$ (12,780,253)
Investor C
Shares sold	214,074	$ 3,079,749	216,170	$ 3,253,410
Shares issued in reinvestment of distributions	214,085	2,900,909	183,494	2,760,909
Shares redeemed and automatic conversion of shares	(495,134)	(7,137,878)	(455,383)	(6,867,591)
	(66,975)	$ (1,157,220)	(55,719)	$ (853,272)
Class K
Shares sold	2,382,294	$ 56,282,143	1,404,516	$ 32,663,836
Shares issued in reinvestment of distributions	550,934	12,499,011	434,944	10,210,473
Shares redeemed	(1,474,330)	(34,723,166)	(1,609,104)	(37,344,961)
	1,458,898	$ 34,057,988	230,356	$ 5,529,348
Class R
Shares sold	476,648	$ 8,035,359	382,520	$ 6,706,893
Shares issued in reinvestment of distributions	260,600	4,199,738	214,950	3,743,640
Shares redeemed	(586,010)	(9,957,239)	(491,441)	(8,574,886)
	151,238	$ 2,277,858	106,029	$ 1,875,647
	3,333,184	$ 73,270,357	(6,832,093)	$ (156,903,517)

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Natural Resources
Institutional
Shares sold	1,004,354	$ 37,756,597	347,365	$ 10,937,510
Shares issued in reinvestment of distributions	167,572	5,310,244	118,574	3,673,737
Shares redeemed	(679,637)	(23,624,263)	(1,179,957)	(37,209,729)
	492,289	$ 19,442,578	(714,018)	$ (22,598,482)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 04/30/26		Year Ended 04/30/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Natural Resources (continued)
Investor A
Shares sold and automatic conversion of shares	427,669	$ 14,228,083	211,535	$ 6,098,165
Shares issued in reinvestment of distributions	230,742	6,670,284	145,046	4,126,613
Shares redeemed	(620,333)	(19,854,046)	(763,386)	(22,088,614)
	38,078	$ 1,044,321	(406,805)	$ (11,863,836)
Investor C
Shares sold	47,793	$ 946,285	35,196	$ 628,041
Shares issued in reinvestment of distributions	52,321	892,934	33,130	586,468
Shares redeemed and automatic conversion of shares	(155,753)	(2,851,887)	(126,294)	(2,238,485)
	(55,639)	$ (1,012,668)	(57,968)	$ (1,023,976)
	474,728	$ 19,474,231	(1,178,791)	$ (35,486,294)
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which Natural Resources and the Corporation is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of April 30, 2026, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
Natural Resources is seeking a closing agreement with the Internal Revenue Service ("IRS") to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Mid-Cap Value Fund and the Board of Directors of BlackRock Mid-Cap Value Series, Inc. and to the Shareholders and Board of Trustees of BlackRock Natural Resources Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Mid-Cap Value Fund of BlackRock Mid-Cap Value Series, Inc. and BlackRock Natural Resources Trust (the “Funds”), including the schedules of investments, as of April 30, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”) . In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2026:
Fund Name	Qualified Dividend Income
Mid-Cap Value	$ 18,464,064
Natural Resources	5,010,844
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Value	$ 71,533,252
Natural Resources	8,005,512
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Natural Resources	$ 2,247,665	$ 81,845
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2026:
Fund Name	Federal Obligation Interest
Mid-Cap Value	$ 460,390
Natural Resources	47,042
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Mid-Cap Value	33.58%
Natural Resources	14.12
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2026:
Fund Name	Interest Dividends
Mid-Cap Value	$ 913,630
Natural Resources	93,133
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Mid-Cap Value	$ 913,939	$ 24,128,554
Natural Resources	93,386	2,766,280

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and BlackRock Natural Resources Trust is paid by the Corporation and BlackRock Natural Resources Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
(a) For BlackRock Natural Resources Trust.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Corporation/Fund
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SPDR	Standard & Poor’s Depository Receipt
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid-Cap Value Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 23, 2026